Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the total compensation for each of our principal executive officers (each a "PEO") and the average compensation for our other named executive officers during the last three fiscal years ended December 31, 2024, 2023 and 2022 compared to our net income and total shareholder return for the last two fiscal years.

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(1)(5)	Compensation Actually Paid to Second PEO(2)(6)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2024	—	4,339,303	—	163,397	1,817,413	734,056	22	(155,122,000)
2023	—	2,824,757	—	2,375,232	1,259,653	931,410	51	(118,464,000)
2022	2,977,030	7,643,576	786,153	3,848,172	1,659,322	639,499	47	(91,505,000)

Named Executive Officers, Footnote
(1) Mr. Goldsmith served as our PEO throughout 2021 and during 2022 until July 31, 2022.
(2) Mr. Nath served as our PEO beginning on August 1, 2022.
			(3) For fiscal 2024, our non-PEO named executive officers were Guy Goodwin, Teri Loxam and Matthew Owens. For fiscal 2023, our non-PEO named executive officers were Guy Goodwin, Matthew Owens, Ekaterina Malievskaia and Michael Falvey. For fiscal 2022, our non-PEO named executive officers were Matthew Owens and Ekaterina Malievskaia.
Adjustment To PEO Compensation, Footnote
(4) The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	First PEO	Second PEO	Average of Non-PEO's
Total compensation reported in the Summary Compensation Table	—	4,339,303	1,817,413
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	—	(3,407,620)	(1,197,449)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	—	774,210	299,090
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	—	(1,618,908)	(213,287)
Add for awards that were granted and vested in 2024, the fair value as of the vesting date	—	254,795	42,927
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2024	—	(178,382)	(14,640)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2024, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Compensation Actually Paid for fiscal year 2024	—	163,397	734,056

(5) The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	First PEO	Second PEO	Average of Non-PEO's
Total compensation reported in the Summary Compensation Table	—	2,824,757	1,259,653
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	—	(1,515,203)	(636,067)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	—	931,442	298,372
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	—	32,631	620
Add for awards that were granted and vested in 2023, the fair value as of the vesting date	—	74,709	74,709
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2023	—	26,896	(11,276)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2023, the amount equal to the fair value at the end of the prior fiscal year	—	—	(54,602)
Compensation Actually Paid for fiscal year 2023	—	2,375,232	931,410

(6) The 2022 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	First PEO	Second PEO	Average of Non-PEO's
Total compensation reported in the Summary Compensation Table	2,977,030	7,643,576	1,659,322
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(2,150,660)	(7,177,631)	(1,061,051)
Add year end fair value all awards granted during 2022 that are outstanding and unvested as of the end of the fiscal year;	881,954	3,382,227	476,050
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(854,742)	—	(354,936)
Add for awards that were granted and vested in 2022, the fair value as of the vesting date	264,337	—	57,296
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2022	(331,766)	—	(137,182)
Compensation Actually Paid for Fiscal Year 2022	786,153	3,848,172	639,499

Non-PEO NEO Average Total Compensation Amount			$ 1,817,413	$ 1,259,653	$ 1,659,322
Non-PEO NEO Average Compensation Actually Paid Amount			$ 734,056	931,410	639,499
Adjustment to Non-PEO NEO Compensation Footnote
(4) The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	First PEO	Second PEO	Average of Non-PEO's
Total compensation reported in the Summary Compensation Table	—	4,339,303	1,817,413
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	—	(3,407,620)	(1,197,449)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	—	774,210	299,090
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	—	(1,618,908)	(213,287)
Add for awards that were granted and vested in 2024, the fair value as of the vesting date	—	254,795	42,927
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2024	—	(178,382)	(14,640)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2024, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Compensation Actually Paid for fiscal year 2024	—	163,397	734,056

(5) The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	First PEO	Second PEO	Average of Non-PEO's
Total compensation reported in the Summary Compensation Table	—	2,824,757	1,259,653
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	—	(1,515,203)	(636,067)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	—	931,442	298,372
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	—	32,631	620
Add for awards that were granted and vested in 2023, the fair value as of the vesting date	—	74,709	74,709
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2023	—	26,896	(11,276)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2023, the amount equal to the fair value at the end of the prior fiscal year	—	—	(54,602)
Compensation Actually Paid for fiscal year 2023	—	2,375,232	931,410

(6) The 2022 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	First PEO	Second PEO	Average of Non-PEO's
Total compensation reported in the Summary Compensation Table	2,977,030	7,643,576	1,659,322
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(2,150,660)	(7,177,631)	(1,061,051)
Add year end fair value all awards granted during 2022 that are outstanding and unvested as of the end of the fiscal year;	881,954	3,382,227	476,050
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(854,742)	—	(354,936)
Add for awards that were granted and vested in 2022, the fair value as of the vesting date	264,337	—	57,296
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2022	(331,766)	—	(137,182)
Compensation Actually Paid for Fiscal Year 2022	786,153	3,848,172	639,499

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
As shown in the following graph, from 2022 to 2023, the average amount of compensation actually paid to our named executive officers as a group (excluding our PEOs) increased and we had a slight increase in TSR. From 2022 to 2023, compensation actually paid to Mr. Nath decreased as a result of his new hire grant in 2022, which was greater than the annual equity grants he received in 2023. From 2023 to 2024, the compensation actually paid to our named executive officers as a group (excluding our PEO) and our PEO decreased and our TSR decreased. As discussed above in "Executive Compensation - Primary Elements of Compensation Program" we use a combination of short-term cash incentive compensation opportunities for our named executive officers, in the form of annual cash bonuses to incentivize and award delivery of the Company’s strategy and corporate objectives, and long-term equity incentive compensation consisting of share options, which provide value only if the market price of our shares increases and if the executive officer continues in our employment over the vesting period, and restricted share units, which provide value only if the executive officer continues in our employment over the vesting period. These equity awards strongly align our executive officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our executive officers to continue in our employment for the long-term.

Total Shareholder Return Amount			$ 22	51	47
Net Income (Loss)			$ (155,122,000)	$ (118,464,000)	(91,505,000)
PEO Name	Mr. Nath	Mr. Goldsmith	Mr. Nath	Mr. Nath		Mr. Goldsmith
Goldsmith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	2,977,030
PEO Actually Paid Compensation Amount			0	0	786,153
Nath [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,339,303	2,824,757	7,643,576
PEO Actually Paid Compensation Amount			163,397	2,375,232	3,848,172
PEO | Goldsmith [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(2,150,660)
PEO | Goldsmith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	881,954
PEO | Goldsmith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(854,742)
PEO | Goldsmith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	264,337
PEO | Goldsmith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(331,766)
PEO | Goldsmith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Nath [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,407,620)	(1,515,203)	(7,177,631)
PEO | Nath [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			774,210	931,442	3,382,227
PEO | Nath [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,618,908)	32,631	0
PEO | Nath [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			254,795	74,709	0
PEO | Nath [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(178,382)	26,896	0
PEO | Nath [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,197,449)	(636,067)	(1,061,051)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			299,090	298,372	476,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(213,287)	620	(354,936)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			42,927	74,709	57,296
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,640)	(11,276)	$ (137,182)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (54,602)